Note 17 - Current Tax Assets and Liabilities - Summary of Current Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Current Tax Receivables and Payables [Abstract]
V.A.T. credits	$ 106,293	$ 112,161
Prepaid taxes	30,091	55,227
Current tax assets, current	$ 136,384	$ 167,388